United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: June 30, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		July 17, 2006

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	44

Form 13F Information Table Value Total:	$95,648,894


	Title of		Value		Invst	Other	Voting
Authority
Name of Issuer	Class	Cusip	(x$1000)	Shares	Disc	Mngrs	Sole
	Shared	None

Exxon Mobil Corporation	Com	30231G102	11,045	180026	Sole		180026
ConocoPhillips	Com	20825C104	5,515	84160	Sole		84160
Goldman Sachs Group, Inc.	Com	38141G104	3,814	25355	Sole		25355
General Elec Company	Com	369604103	3,726	113037	Sole		113037
Eaton Corporation	Com	278058102	3,351	44445	Sole		44445
Danaher Corporation Del	Com	235851102	3,272	50870	Sole		50870
Novartis A G ADR (Switzerland)	Com	66987V109	2,997	55588	Sole		55588
RPM International Incorporated	Com	749685103	2,948	163769	Sole		163769
Bank Of America Corporation	Com	060505104	2,947	61269	Sole		61269
Procter & Gamble Company	Com	742718109	2,846	51185	Sole		51185
Johnson & Johnson	Com	478160104	2,793	46615	Sole		46615
Sherwin Williams Company	Com	824348106	2,730	57505	Sole		57505
Lowes Companies Incorporated	Com	548661107	2,665	43934	Sole		43934
Amgen Incorporated	Com	031162100	2,622	40196	Sole		40196
Harley Davidson Incorporated	Com	412822108	2,583	47051	Sole		47051
Citigroup Incorporated	Com	172967101	2,547	52792	Sole		52792
L-3 Communications Hldgs Incorporated	Com	502424104	2,498	33120	Sole		33120
National City Corporation	Com	635405103	2,436	67305	Sole		67305
Valero Energy Corporation New	Com	91913Y100	2,370	35630	Sole		35630
Becton Dickinson & Company	Com	075887109	2,326	38055	Sole		38055
Masco Corporation	Com	574599106	2,309	77890	Sole		77890
BP PLC ADR	Com	055622104	2,292	32929	Sole		32929
Allstate Corporation	Com	020002101	2,270	41475	Sole		41475
Progressive Corporation Ohio	Com	743315103	2,052	79798	Sole		79798
Harrahs Entertainment Incorporated	Com	413619107	1,917	26930	Sole		26930
Microsoft Corporation	Com	594918104	1,856	79645	Sole		79645
Cisco Systems Incorporated	Com	17275R102	1,835	93949	Sole		93949
Medtronic Incorporated	Com	585055106	1,819	38766	Sole		38766
Intel Corporation	Com	458140100	1,695	89229	Sole		89229
Chevrontexaco Corporation	Com	166764100	1,624	26166	Sole		26166
Alcoa Incorporated	Com	013817101	1,488	45987	Sole		45987
Applied Matls Incorporated	Com	038222105	1,445	88758	Sole		88758
E M C Corporation Mass	Com	268648102	1,418	129226	Sole		129226
Lincoln Elec Hldgs Incorporated	Com	533900106	486	7750	Sole		7750
International Business Machines	Com	459200101	459	5977	Sole		5977
Sky Finl Group Incorporated	Com	83080P103	373	15817	Sole		15817
Kcs Energy Incorporated	Com	482434206	356	12000	Sole		12000
America Movil S A De C V Spon Adr L Shs	Com	02364W105	333	10000	Sole		10000
Verizon Communications	Com	92343V104	325	9694	Sole		9694
Cap Gemini SA	Com	F13587120	285	5000	Sole		5000
Altria Group Incorporated	Com	02209S103	279	3805	Sole		3805
Keycorp New	Com	493267108	275	7708	Sole		7708
Pepsico Incorporated	Com	713448108	227	3774	Sole		3774
J P Morgan Chase & Company	Com	46625H100	201	4776	Sole		4776